Prepayments and other current assets	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Prepayments and other current assets
Prepayments and other current assets

5.Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of March 31,
	2021	2020
Prepaid service fees	$1,708,093	$1,385,756
Prepaid legal service fee	8,334	575,594
Prepaid insurance fee	68,110	—
Other current assets	—	1,752
Total	$1,784,537	$1,963,102

Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.

5.Prepayments and other current assets

Prepayments and other current assets consisted of the followings:

	As of March 31,
	2019	2018
Prepaid service fees	$900,968	$—
Others	1,843	—
Total	$902,811	$1,973

Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.